DERIVATIVE INSTRUMENTS (Summary of Fair Value in Balance Sheet for Derivatives Designated Hedging Instruments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative fair value of derivative liability	$ 2,439,000	[1]	$ 4,126,000	[1]
Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount	112,500,000		127,500,000
Reduction In Notional Amount Of Interest Rate Derivatives In Next Twelve Months	15,000,000
Interest rate swap | Accrued expenses and other current liabilities
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative fair value of derivative liability	1,676,000	[1],[2]	1,888,000	[1],[2]
Interest rate swap | Other liabilities
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative fair value of derivative liability	$ 763,000	[1],[2]	$ 2,238,000	[1],[2]

[1]	The Company classifies derivative assets and liabilities as current based on the cash flows expected to be incurred within the following 12 months.
[2]	At December 31, 2013 and December 31, 2012, the notional amount related to the Company’s sole interest rate swap was $112.5 million and $127.5 million, respectively. In the next 12 months, the Company expects to reduce the notional amount by $15.0 million.